Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	51
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$298,410.81

Principal:
Principal Collections	$6,007,310.98
Prepayments in Full	$1,887,807.75
Liquidation Proceeds	$117,823.16
Recoveries	$51,553.65
Sub Total	$8,064,495.54
Collections	$8,362,906.35

Purchase Amounts:
Purchase Amounts Related to Principal	$213,009.68
Purchase Amounts Related to Interest	$1,442.35
Sub Total	$214,452.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$8,577,358.38

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	51
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$8,577,358.38
Servicing Fee	$63,289.54	$63,289.54	$0.00	$0.00	$8,514,068.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$8,514,068.84
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$8,514,068.84
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$8,514,068.84
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$8,514,068.84
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,514,068.84
Interest - Class B Notes	$53,267.47	$53,267.47	$0.00	$0.00	$8,460,801.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,460,801.37
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$8,412,134.87
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,412,134.87
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$8,352,509.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$8,352,509.12
Regular Principal Payment	$7,791,137.69	$7,791,137.69	$0.00	$0.00	$561,371.43
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$561,371.43
Residual Released to Depositor	$0.00	$561,371.43	$0.00	$0.00	$0.00
Total		$8,577,358.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$7,791,137.69
Total					$7,791,137.69
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$7,791,137.69	$232.99	$53,267.47	$1.59	$7,844,405.16	$234.58
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$7,791,137.69	$6.85	$161,559.72	$0.14	$7,952,697.41	$6.99

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	51

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$26,857,550.08	0.8031564	$19,066,412.39	0.5701678
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$71,437,550.08	0.0628238	$63,646,412.39	0.0559721

Pool Information
Weighted Average APR	4.799%	4.843%
Weighted Average Remaining Term	16.36	15.73
Number of Receivables Outstanding	12,610	11,957
Pool Balance	$75,947,447.79	$67,584,459.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$71,437,550.08	$63,646,412.39
Pool Factor	0.0622994	0.0554393

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$3,938,046.92
Targeted Overcollateralization Amount	$3,938,046.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,938,046.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	51

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		64	$137,036.91
(Recoveries)		114	$51,553.65
Net Losses for Current Collection Period			$85,483.26
Cumulative Net Losses Last Collection Period			$8,340,911.41
Cumulative Net Losses for all Collection Periods			$8,426,394.67

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.35%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.41%	269	$2,306,192.95
61-90 Days Delinquent	0.38%	26	$258,388.22
91-120 Days Delinquent	0.14%	9	$93,082.99
Over 120 Days Delinquent	1.55%	86	$1,044,985.95
Total Delinquent Receivables	5.48%	390	$3,702,650.11

Repossession Inventory:
Repossessed in the Current Collection Period		5	$56,732.47
Total Repossessed Inventory		6	$76,179.08

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			(0.0719)%
Preceding Collection Period			0.5325%
Current Collection Period			1.4294%
Three Month Average			0.6300%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			1.0633%
Preceding Collection Period			0.9437%
Current Collection Period			1.0120%
Three Month Average			1.0063%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer